SHAREHOLDERS' EQUITY - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL
Stock-based compensation expense recognized	$ (108)	$ 210	$ 464	$ 818	$ 1,400	$ 548
Unrecognized compensation cost	$ 1,000		$ 1,000		$ 1,400
Unvested stock options (in shares)	347,258		347,258		474,546
Weighted-average remaining vesting period			3 years 2 months 12 days		3 years 9 months 18 days